UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
December 31, 2018
MFS®  International New Discovery Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.2%
Aerospace – 1.8%
Cobham PLC (a)	5,481,438	$ 6,827,345
Embraer S.A., ADR	302,583	6,696,162
LISI Group	633,663	14,883,397
Meggitt PLC	1,647,534	9,890,749
MTU Aero Engines AG	155,880	28,290,162
Saab AB, “B”	249,300	8,657,901
Singapore Technologies Engineering Ltd.	12,378,800	31,697,430
		$ 106,943,146
Airlines – 0.5%
Enav S.p.A.	2,882,295	$ 14,008,736
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	79,332	11,947,399
Stagecoach Group PLC	2,617,086	4,419,853
		$ 30,375,988
Alcoholic Beverages – 1.9%
Carlsberg Group	147,199	$ 15,660,284
China Resources Beer Holdings Co. Ltd.	14,618,000	51,057,059
Compania Cervecerias Unidas S.A., ADR	524,105	13,170,759
Davide Campari-Milano S.p.A.	2,119,141	17,930,823
Thai Beverage PCL	29,781,200	13,328,832
		$ 111,147,757
Apparel Manufacturers – 1.3%
Burberry Group PLC	638,505	$ 14,124,166
Coats Group PLC	16,580,922	17,224,245
Pacific Textiles Holdings Ltd.	38,809,000	34,494,686
Stella International Holdings Ltd.	7,097,591	8,420,487
		$ 74,263,584
Automotive – 2.4%
ARB Corp.	658,202	$ 6,954,068
Autoliv, Inc., SDR	80,720	5,757,055
Daikyonishikawa Corp.	332,421	3,235,160
Hella KGaA Hueck & Co.	528,956	21,090,586
Koito Manufacturing Co. Ltd.	645,800	32,943,952
Mahindra & Mahindra Ltd.	1,458,920	16,798,007
NGK Spark Plug Co. Ltd	837,800	16,526,879
USS Co. Ltd.	2,280,200	38,056,129
		$ 141,361,836
Biotechnology – 0.3%
Abcam PLC	550,379	$ 7,646,492
Lonza Group AG	29,817	7,751,733
		$ 15,398,225
Broadcasting – 0.3%
Nippon Television Holdings, Inc.	610,800	$ 8,945,463
Proto Corp.	568,700	7,258,367
		$ 16,203,830
Brokerage & Asset Managers – 3.1%
ASX Ltd.	188,647	$ 7,964,438
Computershare Ltd.	901,568	10,915,983
Daiwa Securities Group, Inc.	2,388,000	12,176,170
Hargreaves Lansdown PLC	855,872	20,170,638
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
IG Group Holdings PLC	1,379,925	$ 10,025,459
Japan Exchange Group, Inc.	145,300	2,333,485
Rathbone Brothers PLC	944,140	28,183,647
Schroders PLC	1,228,191	38,243,998
TMX Group Ltd.	479,696	24,852,694
Yuanta Financial Holding Co. Ltd.	52,189,227	26,232,995
		$ 181,099,507
Business Services – 9.3%
Aeon Delight Co., Ltd.	295,700	$ 9,829,613
Ahlsell AB	2,905,022	17,053,754
Amadeus Fire AG	183,730	17,156,455
AS ONE Corp.	89,100	6,135,434
Ashtead Group PLC	521,672	10,884,791
Auto Trader Group PLC	7,115,369	41,246,945
Babcock International Group PLC	1,548,854	9,659,610
Bapcor Ltd.	1,916,168	7,949,456
Brenntag AG	445,101	19,226,037
Bunzl PLC	2,970,017	89,680,475
Cerved Information Solutions S.p.A.	5,638,175	46,220,863
Cie Plastic Omnium S.A.	399,393	9,229,883
Compass Group PLC	2,792,166	58,721,763
CTS Eventim AG	1,038,995	38,784,161
DKSH Holding Ltd.	50,944	3,522,010
Doshisha Co. Ltd.	141,800	2,269,451
Edenred	202,894	7,464,477
Elior Group	766,815	11,474,232
Intertek Group PLC	586,444	35,879,112
IPH Ltd.	4,602,765	17,538,990
Meitec Corp.	294,900	11,892,159
Midland IC&I Ltd. (a)	21,556,500	569,848
Nomura Research Institute Ltd.	897,500	32,991,925
RP-SG Business Process Services Ltd. (a)	241,157	167,454
Sodexo	218,000	22,354,728
Sohgo Security Services Co. Ltd.	204,800	9,642,122
		$ 537,545,748
Cable TV – 0.3%
NOS, SGPS, S.A.	2,470,002	$ 14,984,875
Chemicals – 0.2%
Orica Ltd.	1,096,864	$ 13,326,938
Computer Software – 2.8%
EMIS Group PLC	543,548	$ 6,325,321
OBIC Business Consultants Co. Ltd.	417,600	16,257,241
OBIC Co. Ltd.	1,687,700	129,161,095
Wisetech Global Ltd.	1,128,543	13,433,628
		$ 165,177,285
Computer Software - Systems – 3.4%
Amadeus IT Group S.A.	1,659,120	$ 115,652,990
Globant S.A. (a)	64,614	3,639,061
Linx S.A.	2,537,500	21,343,611
Luxoft Holding, Inc. (a)	288,639	8,780,398
NS Solutions Corp.	440,700	10,548,574
Temenos Group AG	99,136	11,947,083
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Venture Corp. Ltd.	2,199,100	$ 22,508,122
		$ 194,419,839
Conglomerates – 0.5%
DCC PLC	409,413	$ 31,231,992
Construction – 2.6%
Bellway PLC	166,245	$ 5,329,181
CEMEX Latam Holdings S.A. (a)	1,901,177	2,166,083
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	5,938,133
DuluxGroup Ltd.	2,661,647	12,298,235
Fletcher Building Ltd.	1,963,299	6,430,699
Forterra PLC	860,618	2,457,154
Geberit AG	36,594	14,256,960
Ibstock PLC	2,297,827	5,819,546
PT Indocement Tunggal Prakarsa Tbk.	20,153,800	25,857,970
Reliance Worldwide Corp.	6,697,357	20,991,910
Rinnai Corp.	89,900	5,887,226
Somfy S.A.	64,885	4,683,545
Techtronic Industries Co. Ltd.	6,078,500	32,292,395
Toto Ltd.	145,700	5,008,386
		$ 149,417,423
Consumer Products – 2.7%
Beiersdorf AG	195,187	$ 20,386,612
Dabur India Ltd.	4,123,558	25,435,942
Essity AB	620,433	15,232,651
Kobayashi Pharmaceutical Co. Ltd.	273,600	18,737,790
Lion Corp.	877,700	18,104,082
Milbon Co. Ltd.	310,292	12,704,237
Mitsubishi Pencil Co. Ltd.	231,500	4,549,315
PZ Cussons	404,893	1,098,211
Uni-Charm Corp.	1,169,800	37,792,810
		$ 154,041,650
Consumer Services – 2.1%
51job, Inc., ADR (a)	369,980	$ 23,101,551
Asante, Inc.	170,200	3,100,368
GAEC Anima Educacao S.A.	2,733,658	11,990,501
Kakaku.com, Inc.	289,200	5,086,110
Kroton Educacional S.A.	2,301,416	5,266,996
Localiza Rent a Car S.A.	1,011,284	7,762,549
MakeMyTrip Ltd. (a)	1,069,505	26,021,057
Moneysupermarket.com Group PLC	6,593,377	23,152,795
Movida Participacoes S.A.	1,639,300	3,637,484
Park24 Co Ltd.	358,200	7,917,751
Rakuten	119,300	793,255
Webjet Ltd.	805,386	6,228,664
		$ 124,059,081
Containers – 1.7%
Fuji Seal International, Inc.	1,662,300	$ 58,201,514
Lock & Lock Co. Ltd. (a)	506,486	9,363,887
Mayr-Melnhof Karton AG	148,502	18,716,078
Viscofan S.A.	244,274	13,467,678
		$ 99,749,157
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.1%
Bharat Heavy Electricals Ltd.	17,113,269	$ 17,918,498
IMI PLC	973,218	11,709,977
Legrand S.A.	373,716	21,109,525
LS Industrial Systems Co. Ltd. (a)	532,085	23,302,482
OMRON Corp.	208,121	7,501,326
Spectris PLC	339,818	9,871,079
Voltronic Power Technology Corp.	1,730,107	30,226,355
		$ 121,639,242
Electronics – 2.4%
Advantech Co. Ltd.	1,021,748	$ 6,997,363
Amano Corp.	701,820	13,469,040
ASM International N.V.	287,449	11,922,278
Halma PLC	1,384,817	24,075,796
Hirose Electric Co. Ltd.	87,800	8,689,447
Infineon Technologies AG	554,339	11,029,100
Iriso Electronics Co. Ltd.	218,500	7,993,659
JEOL Ltd.	504,000	7,562,181
Silicon Motion Technology Corp., ADR	629,098	21,703,881
Stanley Electric Co. Ltd.	871,131	24,293,862
		$ 137,736,607
Energy - Independent – 0.2%
Gran Tierra Energy, Inc. (a)	2,492,939	$ 5,441,663
Seven Generations Energy Ltd. (a)	713,338	5,820,821
TORC Oil & Gas Ltd.	771,099	2,468,285
		$ 13,730,769
Engineering - Construction – 0.2%
JGC Corp.	257,000	$ 3,587,555
Toshiba Plant Kensetsu Co. Ltd.	291,000	5,386,387
		$ 8,973,942
Entertainment – 0.8%
Merlin Entertainments PLC	3,404,264	$ 13,776,562
PVR Ltd.	1,346,885	30,955,301
		$ 44,731,863
Food & Beverages – 5.2%
Arca Continental S.A.B. de C.V.	2,045,104	$ 11,423,464
AVI Ltd.	4,871,301	34,423,296
BRF S.A. (a)	817,500	4,658,220
Britvic PLC	728,348	7,422,177
Coca-Cola HBC AG	320,235	10,008,366
Ezaki Glico Co. Ltd.	454,000	22,931,278
Greencore Group PLC	1,315,340	2,987,581
Grupo Lala S.A.B. de C.V.	4,027,453	4,322,210
Kerry Group PLC	229,702	22,765,162
Kikkoman Corp.	264,600	14,199,870
Marine Harvest A.S.A.	747,252	15,730,430
Morinaga & Co. Ltd.	442,000	19,127,064
Orion Corp./Republic of Korea (a)	327,879	35,262,126
P/f Bakkafrost	811,217	39,704,740
Ridley Corp. NPV	8,207,231	7,486,088
S Foods, Inc.	205,100	7,684,822
Shenguan Holdings Group Ltd.	13,203,505	758,774
Tata Global Beverages Ltd.	4,258,744	13,383,491
Tate & Lyle PLC	488,682	4,110,969
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Tingyi (Cayman Islands) Holdings Corp.	16,592,000	$ 22,163,632
		$ 300,553,760
Food & Drug Stores – 1.3%
Cosmos Pharmaceutical Corp.	56,200	$ 9,442,879
Dairy Farm International Holdings Ltd.	4,245,009	38,417,331
Japan Meat Co. Ltd.	253,700	3,904,169
Matsumotokiyoshi Holdings Co. Ltd.	90,800	2,804,243
San-A Co. Ltd.	87,700	3,331,871
Sundrug Co. Ltd.	560,200	16,663,431
		$ 74,563,924
Forest & Paper Products – 0.2%
Suzano Papel e Celulose S.A.	1,375,800	$ 13,517,503
Furniture & Appliances – 0.4%
SEB S.A.	136,388	$ 17,626,866
Zojirushi Corp. (l)	751,300	6,642,293
		$ 24,269,159
Gaming & Lodging – 1.8%
Crown Resorts Ltd.	1,459,618	$ 12,193,051
Dalata Hotel Group PLC	1,949,154	10,574,407
Genting Berhad	13,067,100	19,288,399
Paddy Power Betfair PLC	495,580	40,426,640
Shangri-La Asia Ltd.	16,760,000	24,828,044
		$ 107,310,541
General Merchandise – 2.1%
B&M European Value Retail S.A.	3,400,790	$ 12,202,031
Dollarama, Inc.	3,241,628	77,099,078
Lojas Renner S.A.	1,284,100	14,047,820
Magazine Luiza S.A.	89,300	4,171,980
Seria Co. Ltd.	411,800	14,110,397
		$ 121,631,306
Health Maintenance Organizations – 0.1%
Notre Dame Intermedica Participacoes S.A. (a)	924,208	$ 6,973,446
Insurance – 3.3%
Admiral Group PLC	354,924	$ 9,260,344
AUB Group Ltd.	2,364,614	20,702,361
Hiscox Ltd.	3,674,618	75,922,258
Jardine Lloyd Thompson Group PLC	1,478,438	35,653,170
Samsung Fire & Marine Insurance Co. Ltd. (a)	87,962	21,206,110
Sony Financial Holdings, Inc.	876,900	16,276,484
Steadfast Group Ltd.	4,930,558	9,550,306
		$ 188,571,033
Internet – 1.3%
PChome Online, Inc. (a)	4,918,504	$ 20,242,404
Rightmove PLC	8,150,419	44,904,394
Scout24 AG	203,008	9,341,072
		$ 74,487,870
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Shimano, Inc.	35,100	$ 4,989,959
Thule Group AB	569,392	10,446,070
		$ 15,436,029
Machinery & Tools – 3.1%
Aalberts Industries N.V.	296,084	$ 9,854,871
Doosan Bobcat, Inc.	955,968	26,915,990
Fujitsu General Ltd.	632,800	8,170,212
GEA Group AG	1,200,546	30,949,325
Haitian International Holdings Ltd.	12,647,000	24,387,932
Nabtesco Corp.	482,500	10,381,446
Nissei ASB Machine Co. Ltd. (l)	233,300	7,509,525
Obara Group, Inc.	128,500	4,553,213
Rotork PLC	1,912,024	6,034,175
Shima Seiki Manufacturing Ltd.	191,900	5,513,089
Spirax-Sarco Engineering PLC	278,609	22,159,177
T.K. Corp. (a)	828,332	8,715,266
THK Co., Ltd.	365,100	6,784,620
VAT Group AG	83,494	7,352,297
		$ 179,281,138
Medical & Health Technology & Services – 0.8%
Hogy Medical Co. Ltd.	79,600	$ 2,272,592
Instituto Hermes Pardini S.A.	1,384,600	6,680,518
Miraca Holdings, Inc.	99,000	2,231,417
Ramsay Health Care Ltd.	357,306	14,528,821
Sonic Healthcare Ltd.	1,262,430	19,660,047
		$ 45,373,395
Medical Equipment – 2.5%
Ansell Ltd.	1,332,982	$ 20,693,044
Nakanishi, Inc.	1,249,200	21,206,000
Nihon Kohden Corp.	521,600	16,849,476
Smith & Nephew PLC	1,994,014	37,208,587
Sonova Holding AG	134,496	21,929,761
Terumo Corp.	366,600	20,595,379
William Demant Holdings A/S (a)	301,880	8,565,582
		$ 147,047,829
Metals & Mining – 0.4%
Iluka Resources Ltd.	2,098,560	$ 11,263,279
MOIL Ltd.	6,090,545	14,930,843
		$ 26,194,122
Natural Gas - Distribution – 0.8%
China Resources Gas Group Ltd.	5,548,000	$ 21,963,859
Italgas SpA	4,294,940	24,550,414
		$ 46,514,273
Network & Telecom – 0.4%
VTech Holdings Ltd.	2,791,465	$ 23,100,304
Oil Services – 0.4%
Aker Solutions ASA (a)	2,934,303	$ 13,503,030
TechnipFMC PLC	484,561	9,799,029
		$ 23,302,059
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.3%
Aeon Financial Service Co. Ltd.	940,400	$ 16,893,127
AEON Thana Sinsap Public Co. Ltd.	2,759,200	15,423,047
Bank of Ireland	1,007,145	5,608,131
Chiba Bank Ltd.	2,538,451	14,075,886
Credicorp Ltd.	113,550	25,170,629
E.Sun Financial Holding Co. Ltd.	59,700,101	39,039,985
Federal Bank Ltd.	22,441,921	29,975,065
FinecoBank, S.p.A.	2,689,373	27,048,082
Grupo Financiero Inbursa S.A. de C.V.	5,288,278	7,612,828
Julius Baer Group Ltd.	391,525	13,990,668
Jyske Bank	656,081	23,714,193
Metropolitan Bank & Trust Co.	24,094,175	37,090,871
Public Bank Berhad	2,012,777	12,059,615
Shizuoka Bank Ltd.	1,025,000	7,978,105
Shriram Transport Finance Co. Ltd.	1,458,192	25,898,233
Sydbank A/S	325,271	7,741,814
		$ 309,320,279
Pharmaceuticals – 1.4%
Genomma Lab Internacional S.A., “B” (a)	9,753,419	$ 5,791,973
Kalbe Farma TBK PT	285,957,000	30,226,331
Santen Pharmaceutical Co. Ltd.	2,042,300	29,227,296
Virbac SA (a)	106,157	13,841,424
		$ 79,087,024
Pollution Control – 0.3%
Daiseki Co. Ltd.	792,300	$ 16,295,178
Precious Metals & Minerals – 0.4%
Agnico-Eagle Mines Ltd.	598,138	$ 24,141,081
Railroad & Shipping – 0.5%
DFDS A/S	201,472	$ 8,106,493
GMexico Transportes S.A.B. de C.V	5,182,600	6,759,196
Sankyu, Inc.	130,400	5,865,911
Senko Group Holdings Co. Ltd.	936,500	7,068,335
		$ 27,799,935
Real Estate – 3.8%
Ascendas India Trust, REIT	31,933,900	$ 25,304,385
City Developments Ltd.	4,191,700	24,972,746
Concentradora Fibra Danhos S.A. de C.V., REIT	6,280,244	7,423,770
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	4,966,765	2,519,808
Deutsche Wohnen SE	310,880	14,247,630
Hibernia PLC, REIT	4,778,191	6,854,215
LEG Immobilien AG	620,235	64,752,992
Midland Holdings Ltd. (h)	43,113,000	8,258,668
Multiplan Empreendimentos Imobiliarios S.A.	2,353,459	14,821,880
Prologis Peroperty Mexico S.A. de C.V., REIT	4,441,245	6,847,722
Shaftesbury PLC, REIT	993,312	10,514,757
TAG Immobilien AG	442,619	10,096,972
Unite Group PLC, REIT	2,092,339	21,495,176
		$ 218,110,721
Restaurants – 2.2%
Ajisen (China) Holdings Ltd.	12,368,037	$ 3,459,039
Cafe De Coral Holdings Ltd.	16,736,000	40,565,645
Domino's Pizza Group PLC	2,972,248	8,830,824
Greggs PLC	1,736,054	28,013,724
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – continued
Heian Ceremony Service Co.	363,967	$ 2,765,667
Jollibee Foods Corp.	1,686,170	9,356,744
Whitbread PLC	312,265	18,225,013
Yum China Holdings, Inc.	402,080	13,481,742
		$ 124,698,398
Retailers – 0.0%
RP-SG Retail Ltd. (a)	723,473	$ 1,506,449
Specialty Chemicals – 5.9%
Air Water, Inc.	376,000	$ 5,649,085
Croda International PLC	1,641,472	98,020,515
Elementis PLC	956,822	2,220,828
IMCD Group NV	218,300	14,006,565
Japan Pure Chemical Co. Ltd.	41,700	835,859
Kansai Paint Co. Ltd.	1,037,000	19,902,251
Mexichem S.A.B de C.V.	1,686,982	4,287,042
Nihon Parkerizing Co. Ltd.	1,049,600	12,119,590
NOF Corp.	83,600	2,841,161
PT Astra Agro Lestari Tbk	15,352,000	12,624,298
PTT Global Chemical PLC	6,126,700	13,406,860
Sika AG	505,407	64,233,891
SK KAKEN Co. Ltd.	11,600	5,397,564
Symrise AG	1,029,979	76,116,348
Taisei Lamick Co. Ltd.	219,800	5,832,200
Tikkurila Oyj	145,978	2,010,397
		$ 339,504,454
Specialty Stores – 3.3%
ABC-Mart, Inc.	362,200	$ 20,091,930
Dufry AG (l)	158,016	15,007,362
Esprit Holdings Ltd. (a)	6,185,199	1,232,221
Howden Joinery Group	2,075,162	11,521,626
Just Eat PLC (a)	6,334,166	47,375,461
MonotaRO Co. Ltd. (l)	581,000	14,168,450
Nitori Co. Ltd.	113,900	14,148,203
Ryohin Keikaku Co. Ltd.	56,400	13,726,043
Shimamura Co. Ltd.	52,800	4,058,302
Takeaway.com Holding B.V. (a)	731,909	49,308,782
		$ 190,638,380
Telecommunications - Wireless – 0.7%
Cellnex Telecom S.A.U.	1,150,468	$ 29,513,349
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	9,484,669
		$ 38,998,018
Telephone Services – 0.4%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$ 5,928,541
Hellenic Telecommunications Organization S.A.	1,587,765	17,318,610
		$ 23,247,151
Tobacco – 0.3%
Swedish Match AB	481,706	$ 18,973,769
Trucking – 2.6%
DSV A.S.	339,888	$ 22,412,140
Freightways Ltd.	572,152	2,822,609
Hamakyorex Co. Ltd.	114,900	3,942,714
Hitachi Transport System Ltd.	121,700	3,477,396
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Kintetsu World Express, Inc.	277,200	$ 4,053,150
Mainfreight Ltd.	142,646	2,948,915
Seino Holdings Co. Ltd.	696,700	9,084,504
SG Holdings Co. Ltd.	2,080,300	54,559,119
Yamato Holdings Co. Ltd.	1,814,500	49,447,411
		$ 152,747,958
Utilities - Electric Power – 0.5%
CESC Ltd.	1,797,286	$ 17,205,702
Equatorial Energia S.A.	488,200	9,430,954
		$ 26,636,656
Utilities - Water – 0.3%
Aguas Andinas S.A., “A”	16,299,206	$ 8,984,012
Companhia de Saneamento Basico do Estado de Sao Paulo	920,300	7,479,701
		$ 16,463,713
Total Common Stocks		$5,513,857,139
Preferred Stocks – 1.2%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	173,051	$ 18,915,262
General Merchandise – 0.3%
Lojas Americanas S.A.	2,658,500	$ 13,573,096
Metals & Mining – 0.1%
Gerdau S.A.	1,786,200	$ 6,753,232
Specialty Chemicals – 0.5%
Fuchs Petrolub SE	666,825	$ 27,489,250
Total Preferred Stocks		$ 66,730,840
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 2.4% (v)	197,565,729	$ 197,545,972
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 2.33% (j)	6,867,076	$ 6,867,076

Other Assets, Less Liabilities – 0.1%		7,776,082
Net Assets – 100.0%		$5,792,777,109
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $205,804,640 and $5,579,196,387, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,484,669, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

9

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
10

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$20,091,930	$1,178,157,756	$—	$1,198,249,686
United Kingdom	1,051,768,055	—	—	1,051,768,055
Germany	407,871,965	—	—	407,871,965
Australia	233,679,309	—	—	233,679,309
India	218,522,138	1,673,903	—	220,196,041
Hong Kong	212,179,630	—	—	212,179,630
Brazil	108,532,960	56,210,827	—	164,743,787
China	160,373,588	—	—	160,373,588
Switzerland	—	159,991,764	—	159,991,764
Other Countries	1,516,595,240	254,938,915	—	1,771,534,155
Mutual Funds	204,413,048	—	—	204,413,048
Total	$4,134,027,862	$1,650,973,165	$—	$5,785,001,027
For further information regarding security characteristics, see the Portfolio of Investments.
11

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At December 31, 2018, the value of securities loaned was $10,528,057. These loans were collateralized by cash of $6,867,076 and U.S. Treasury Obligations (held by the lending agent) of $4,233,985.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	311,734,752	196,069,719	(310,238,742)	197,565,729
Midland Holdings Ltd.	43,113,000	—	—	43,113,000
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$605	$(1)	$—	$1,761,911	$197,545,972
Midland Holdings Ltd.	—	(3,196,497)	—	—	8,258,668
	$605	$(3,196,498)	$—	$1,761,911	$205,804,640

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2018, are as follows:
Japan	20.7%
United Kingdom	18.2%
Germany	7.0%
United States	4.2%
Australia	4.0%
India	3.8%
Hong Kong	3.7%
Brazil	2.8%
China	2.8%
Other Countries	32.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
12

Quarterly Report
December 31, 2018
MFS®  Research Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace – 3.6%
Harris Corp.	164,450	$ 22,143,192
Honeywell International, Inc.	489,154	64,627,026
Northrop Grumman Corp.	171,094	41,900,921
United Technologies Corp.	438,235	46,663,263
		$ 175,334,402
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	192,489	$ 30,956,081
Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	867,220	$ 64,295,691
Skechers USA, Inc., “A” (a)	658,173	15,065,580
		$ 79,361,271
Biotechnology – 1.3%
Biogen, Inc. (a)	130,245	$ 39,193,326
Bio-Techne Corp.	167,953	24,306,158
		$ 63,499,484
Brokerage & Asset Managers – 3.0%
Blackstone Group LP	1,149,021	$ 34,252,316
Invesco Ltd.	1,025,321	17,163,874
NASDAQ, Inc.	405,891	33,108,529
TD Ameritrade Holding Corp.	1,003,388	49,125,876
TMX Group Ltd.	298,377	15,458,691
		$ 149,109,286
Business Services – 5.5%
Accenture PLC, “A”	295,519	$ 41,671,134
Cognizant Technology Solutions Corp., “A”	605,797	38,455,994
DXC Technology Co.	736,556	39,162,682
Fidelity National Information Services, Inc.	579,695	59,447,722
Fiserv, Inc. (a)	569,249	41,834,109
Global Payments, Inc.	468,352	48,301,142
		$ 268,872,783
Cable TV – 2.2%
Altice USA, Inc.	1,234,987	$ 20,401,985
Comcast Corp., “A”	2,556,445	87,046,952
		$ 107,448,937
Chemicals – 2.4%
DowDuPont, Inc.	1,022,485	$ 54,682,498
FMC Corp.	185,021	13,684,153
PPG Industries, Inc.	477,483	48,813,087
		$ 117,179,738
Computer Software – 7.1%
Adobe Systems, Inc. (a)	318,691	$ 72,100,652
Microsoft Corp.	1,982,556	201,368,213
Salesforce.com, Inc. (a)	542,182	74,262,668
		$ 347,731,533
Computer Software - Systems – 0.6%
Constellation Software, Inc.	43,784	$ 28,025,993
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Sherwin-Williams Co.	99,037	$ 38,967,098
Toll Brothers, Inc.	499,069	16,434,342
Vulcan Materials Co.	239,332	23,646,002
		$ 79,047,442
Consumer Products – 1.3%
Colgate-Palmolive Co.	449,813	$ 26,772,870
Kimberly-Clark Corp.	313,179	35,683,615
		$ 62,456,485
Consumer Services – 1.2%
Bookings Holdings, Inc. (a)	34,599	$ 59,594,010
Containers – 0.7%
Berry Global Group, Inc. (a)	703,745	$ 33,449,000
Electrical Equipment – 1.6%
HD Supply Holdings, Inc. (a)	661,928	$ 24,835,538
Resideo Technologies, Inc. (a)	81,525	1,675,339
Sensata Technologies Holding PLC (a)	476,986	21,388,052
TE Connectivity Ltd.	403,968	30,552,100
		$ 78,451,029
Electronics – 1.5%
Analog Devices, Inc.	545,377	$ 46,809,708
NVIDIA Corp.	195,133	26,050,255
		$ 72,859,963
Energy - Independent – 1.4%
EOG Resources, Inc.	540,685	$ 47,153,139
Marathon Petroleum Corp.	370,367	21,855,356
		$ 69,008,495
Energy - Integrated – 1.6%
BP PLC, ADR	2,045,148	$ 77,552,012
Entertainment – 0.4%
Six Flags Entertainment Corp.	382,568	$ 21,282,258
Food & Beverages – 2.7%
J.M. Smucker Co.	194,680	$ 18,200,633
Mondelez International, Inc.	1,225,711	49,065,212
PepsiCo, Inc.	610,940	67,496,651
		$ 134,762,496
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	625,881	$ 44,938,256
Health Maintenance Organizations – 1.6%
Cigna Corp.	233,019	$ 44,254,969
Humana Inc.	116,613	33,407,292
		$ 77,662,261
Insurance – 2.7%
Aon PLC	525,494	$ 76,385,808
Chubb Ltd.	458,313	59,204,873
		$ 135,590,681
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.4%
Alphabet, Inc., “A” (a)(s)	124,377	$ 129,968,990
Alphabet, Inc., “C” (a)	40,705	42,154,505
Baidu, Inc., ADR (a)	87,796	13,924,446
Facebook, Inc., “A” (a)(s)	781,354	102,427,696
LogMeIn, Inc.	306,223	24,978,610
		$ 313,454,247
Leisure & Toys – 1.0%
Electronic Arts, Inc. (a)	625,645	$ 49,369,647
Machinery & Tools – 1.3%
Flowserve Corp.	498,438	$ 18,950,613
Roper Technologies, Inc.	179,258	47,775,842
		$ 66,726,455
Major Banks – 2.6%
Goldman Sachs Group, Inc.	318,862	$ 53,265,897
PNC Financial Services Group, Inc.	404,461	47,285,536
State Street Corp.	440,220	27,764,675
		$ 128,316,108
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	289,265	$ 37,375,931
McKesson Corp.	218,243	24,109,304
		$ 61,485,235
Medical Equipment – 5.4%
Boston Scientific Corp. (a)	1,018,959	$ 36,010,011
Danaher Corp.	472,276	48,701,101
Medtronic PLC	911,692	82,927,504
PerkinElmer, Inc.	684,217	53,745,245
STERIS PLC	241,286	25,781,409
West Pharmaceutical Services, Inc.	196,680	19,280,541
		$ 266,445,811
Natural Gas - Distribution – 0.6%
Sempra Energy	272,917	$ 29,526,890
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	1,618,908	$ 39,808,948
Equitrans Midstream Corp. (a)	370,212	7,411,644
		$ 47,220,592
Network & Telecom – 1.7%
Cisco Systems, Inc.	1,928,530	$ 83,563,205
Oil Services – 0.8%
Core Laboratories N.V.	227,355	$ 13,563,999
Liberty Oilfield Services, Inc. (l)	512,633	6,638,597
Schlumberger Ltd.	483,098	17,430,176
		$ 37,632,772
Other Banks & Diversified Financials – 6.4%
Citigroup, Inc. (s)	1,580,605	$ 82,286,296
Mastercard, Inc., “A”	678,295	127,960,352
Signature Bank	239,932	24,667,409
U.S. Bancorp	1,730,887	79,101,536
		$ 314,015,593
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.5%
Bristol-Myers Squibb Co.	933,308	$ 48,513,350
Elanco Animal Health, Inc. (a)	758,212	23,906,424
Johnson & Johnson	789,780	101,921,109
Pfizer, Inc.	2,241,668	97,848,808
Zoetis, Inc.	581,142	49,710,887
		$ 321,900,578
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	192,300	$ 34,156,326
Kansas City Southern Co.	319,286	30,475,849
		$ 64,632,175
Real Estate – 2.1%
Public Storage, Inc., REIT	211,860	$ 42,882,583
Store Capital Corp., REIT	2,202,510	62,353,058
		$ 105,235,641
Restaurants – 1.8%
Aramark	598,864	$ 17,349,090
Starbucks Corp.	1,093,240	70,404,656
		$ 87,753,746
Specialty Stores – 6.6%
Amazon.com, Inc. (a)	116,133	$ 174,428,282
Costco Wholesale Corp.	263,612	53,700,401
Ross Stores, Inc.	686,421	57,110,227
Tractor Supply Co.	455,816	38,033,287
		$ 323,272,197
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	398,931	$ 63,106,895
Telephone Services – 0.7%
Verizon Communications, Inc.	648,376	$ 36,451,699
Tobacco – 0.9%
Philip Morris International, Inc.	683,182	$ 45,609,230
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	480,221	$ 35,891,718
CMS Energy Corp.	722,056	35,850,080
Duke Energy Corp.	432,557	37,329,669
NextEra Energy, Inc.	249,846	43,428,232
		$ 152,499,699
Total Common Stocks		$4,912,392,311
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.4% (v)	18,286,596	$ 18,284,768
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 2.33% (j)	4,605,700	$ 4,605,700
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(116,649)	$ (12,671,581)

Other Assets, Less Liabilities – 0.1%		2,651,801
Net Assets – 100.0%		$4,925,262,999
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,284,768 and $4,916,998,011, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At December 31, 2018, the fund had cash collateral of $100,132 and other liquid securities with an aggregate value of $23,818,996 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,912,392,311	$—	$—	$4,912,392,311
Mutual Funds	22,890,468	—	—	22,890,468
Total	$4,935,282,779	$—	$—	$4,935,282,779
Securities Sold Short	$(12,671,581)	$—	$—	$(12,671,581)
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,540,188	148,577,020	(175,830,612)	18,286,596
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,454	$—	$—	$234,998	$18,284,768

7

Quarterly Report
December 31, 2018
MFS®  Total Return Fund

Portfolio of Investments
12/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 55.7%
Aerospace – 2.5%
Boeing Co.	121,845	$ 39,295,012
Harris Corp.	59,522	8,014,637
Honeywell International, Inc.	414,740	54,795,449
Lockheed Martin Corp.	67,432	17,656,395
Northrop Grumman Corp.	90,500	22,163,450
United Technologies Corp.	346,931	36,941,213
		$ 178,866,156
Airlines – 0.1%
Delta Air Lines, Inc.	204,869	$ 10,222,963
Alcoholic Beverages – 0.6%
Diageo PLC	789,386	$ 28,121,931
Molson Coors Brewing Co.	261,740	14,699,318
		$ 42,821,249
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	322,617	$ 4,042,391
LVMH Moet Hennessy Louis Vuitton SE	30,920	9,147,146
NIKE, Inc., “B”	161,308	11,959,375
		$ 25,148,912
Automotive – 0.8%
Aptiv PLC	263,416	$ 16,218,523
Harley-Davidson, Inc.	47,245	1,612,000
Lear Corp.	209,276	25,711,649
Toyota Motor Corp.	186,400	10,826,256
		$ 54,368,428
Biotechnology – 0.3%
Biogen, Inc. (a)	71,172	$ 21,417,078
Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	510,006	$ 10,521,424
Omnicom Group, Inc.	335,289	24,556,566
		$ 35,077,990
Brokerage & Asset Managers – 1.3%
Apollo Global Management LLC, “A”	546,019	$ 13,399,306
BlackRock, Inc.	59,833	23,503,599
Blackstone Group LP	389,594	11,613,797
Charles Schwab Corp.	176,079	7,312,561
Invesco Ltd.	208,371	3,488,131
NASDAQ, Inc.	185,487	15,130,175
T. Rowe Price Group, Inc.	167,923	15,502,651
		$ 89,950,220
Business Services – 2.4%
Accenture PLC, “A”	407,367	$ 57,442,821
Amdocs Ltd.	289,272	16,945,554
Cognizant Technology Solutions Corp., “A”	104,819	6,653,910
DXC Technology Co.	574,944	30,569,772
Equifax, Inc.	160,788	14,974,186
Fidelity National Information Services, Inc.	158,261	16,229,666
Fiserv, Inc. (a)	193,262	14,202,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Worldpay, Inc. (a)	111,116	$ 8,492,596
		$ 165,511,329
Cable TV – 1.3%
Comcast Corp., “A”	2,765,735	$ 94,173,277
Chemicals – 1.8%
3M Co.	150,352	$ 28,648,070
Celanese Corp.	123,003	11,066,580
CF Industries Holdings, Inc.	574,276	24,986,749
DowDuPont, Inc.	260,614	13,937,637
PPG Industries, Inc.	489,619	50,053,750
		$ 128,692,786
Computer Software – 1.7%
Adobe Systems, Inc. (a)	167,639	$ 37,926,648
Check Point Software Technologies Ltd. (a)	82,351	8,453,330
Microsoft Corp.	606,507	61,602,916
Oracle Corp.	272,787	12,316,333
		$ 120,299,227
Computer Software - Systems – 0.4%
Apple, Inc.	131,830	$ 20,794,864
Seagate Technology PLC	122,749	4,736,884
Western Digital Corp.	83,745	3,096,053
		$ 28,627,801
Construction – 0.7%
Pulte Homes, Inc.	259,604	$ 6,747,108
Sherwin-Williams Co.	61,069	24,028,209
Stanley Black & Decker, Inc.	154,840	18,540,541
		$ 49,315,858
Consumer Products – 0.7%
Colgate-Palmolive Co.	45,467	$ 2,706,196
Coty, Inc., “A”	440,788	2,891,569
Kimberly-Clark Corp.	244,700	27,881,118
Procter & Gamble Co.	41,935	3,854,665
Reckitt Benckiser Group PLC	166,889	12,790,656
		$ 50,124,204
Containers – 0.1%
Crown Holdings, Inc. (a)	202,803	$ 8,430,521
Electrical Equipment – 0.6%
HD Supply Holdings, Inc. (a)	75,344	$ 2,826,907
Johnson Controls International PLC	1,283,111	38,044,241
Schneider Electric S.A.	49,044	3,355,796
		$ 44,226,944
Electronics – 1.4%
Analog Devices, Inc.	87,761	$ 7,532,526
Intel Corp.	283,132	13,287,385
Marvell Technology Group Ltd.	410,551	6,646,821
Maxim Integrated Products, Inc.	210,199	10,688,619
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	672,191	24,810,570
Texas Instruments, Inc.	385,756	36,453,942
		$ 99,419,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.9%
EOG Resources, Inc.	253,713	$ 22,126,311
Hess Corp.	172,225	6,975,112
Marathon Petroleum Corp.	112,005	6,609,415
Noble Energy, Inc.	256,959	4,820,551
Occidental Petroleum Corp.	136,852	8,399,976
Phillips 66	106,189	9,148,182
Pioneer Natural Resources Co.	53,401	7,023,300
		$ 65,102,847
Energy - Integrated – 1.3%
Anadarko Petroleum Corp.	198,421	$ 8,698,777
BP PLC	3,196,471	20,206,103
Chevron Corp.	235,587	25,629,510
Eni S.p.A.	683,839	10,771,675
Exxon Mobil Corp.	380,424	25,941,112
		$ 91,247,177
Food & Beverages – 2.0%
Archer Daniels Midland Co.	317,941	$ 13,026,043
Coca-Cola European Partners PLC	177,727	8,148,783
Danone S.A.	190,527	13,427,406
General Mills, Inc.	617,878	24,060,169
J.M. Smucker Co.	53,282	4,981,334
Marine Harvest A.S.A.	617,208	12,992,869
Mondelez International, Inc.	188,999	7,565,630
Nestle S.A.	400,032	32,522,941
PepsiCo, Inc.	66,201	7,313,886
Tyson Foods, Inc., “A”	259,490	13,856,766
		$ 137,895,827
Furniture & Appliances – 0.2%
Whirlpool Corp.	118,284	$ 12,641,011
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	57,864	$ 6,281,716
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	92,991	$ 8,398,947
Health Maintenance Organizations – 1.0%
Cigna Corp.	202,767	$ 38,509,515
Humana Inc.	103,488	29,647,242
		$ 68,156,757
Insurance – 3.5%
Aon PLC	326,659	$ 47,483,152
Chubb Ltd.	404,712	52,280,696
MetLife, Inc.	1,226,464	50,358,612
Prudential Financial, Inc.	379,907	30,981,416
Tokio Marine Holding, Inc.	81,800	3,888,408
Travelers Cos., Inc.	314,020	37,603,895
Unum Group	220,361	6,474,206
Zurich Insurance Group AG	59,122	17,665,041
		$ 246,735,426
Internet – 0.3%
Alphabet, Inc., “A” (a)	18,483	$ 19,313,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.1%
Brunswick Corp.	99,447	$ 4,619,313
Electronic Arts, Inc. (a)	67,062	5,291,863
		$ 9,911,176
Machinery & Tools – 1.7%
AGCO Corp.	121,246	$ 6,749,765
Allison Transmission Holdings, Inc.	59,902	2,630,297
Deere & Co.	65,599	9,785,403
Eaton Corp. PLC	709,841	48,737,683
Illinois Tool Works, Inc.	280,549	35,542,753
Ingersoll-Rand Co. PLC, “A”	132,686	12,104,944
Regal Beloit Corp.	47,872	3,353,433
		$ 118,904,278
Major Banks – 5.6%
Bank of America Corp.	2,390,660	$ 58,905,862
Bank of New York Mellon Corp.	812,505	38,244,610
BNP Paribas	80,922	3,659,979
Goldman Sachs Group, Inc.	231,047	38,596,401
JPMorgan Chase & Co.	1,258,412	122,846,180
Morgan Stanley	350,304	13,889,554
PNC Financial Services Group, Inc.	297,174	34,742,612
Royal Bank of Canada	99,057	6,779,876
State Street Corp.	364,668	22,999,611
Sumitomo Mitsui Financial Group, Inc.	102,200	3,370,232
Wells Fargo & Co.	870,608	40,117,617
Westpac Banking Corp.	369,423	6,515,485
		$ 390,668,019
Medical & Health Technology & Services – 0.9%
AmerisourceBergen Corp.	125,101	$ 9,307,514
CVS Health Corp.	81,910	5,366,743
HCA Healthcare, Inc.	192,926	24,009,641
McKesson Corp.	136,461	15,074,847
Walgreens Boots Alliance, Inc.	92,203	6,300,231
		$ 60,058,976
Medical Equipment – 3.2%
Abbott Laboratories	603,186	$ 43,628,443
Danaher Corp.	533,661	55,031,122
Medtronic PLC	664,864	60,476,030
Thermo Fisher Scientific, Inc.	241,183	53,974,344
Zimmer Biomet Holdings, Inc.	105,618	10,954,699
		$ 224,064,638
Metals & Mining – 0.3%
Rio Tinto PLC	411,214	$ 19,550,174
Natural Gas - Distribution – 0.2%
ENGIE	507,300	$ 7,280,018
Sempra Energy	89,642	9,698,368
		$ 16,978,386
Natural Gas - Pipeline – 0.8%
Enterprise Products Partners LP	1,009,180	$ 24,815,736
EQM Midstream Partners LP	112,194	4,852,391
Equitrans Midstream Corp. (a)	270,023	5,405,860
MPLX LP	204,083	6,183,715
Plains All American Pipeline LP	394,550	7,906,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – continued
Plains GP Holdings LP	445,901	$ 8,962,610
		$ 58,127,094
Network & Telecom – 0.7%
Cisco Systems, Inc.	1,068,080	$ 46,279,906
Oil Services – 0.3%
Schlumberger Ltd.	540,279	$ 19,493,266
Other Banks & Diversified Financials – 2.2%
American Express Co.	131,701	$ 12,553,740
Citigroup, Inc.	1,115,204	58,057,520
ORIX Corp.	1,128,900	16,402,494
SunTrust Banks, Inc.	133,128	6,714,976
Synchrony Financial	193,155	4,531,416
U.S. Bancorp	992,480	45,356,336
Visa, Inc., “A”	87,547	11,550,951
		$ 155,167,433
Pharmaceuticals – 4.5%
Bayer AG	230,819	$ 16,015,750
Bristol-Myers Squibb Co.	651,632	33,871,831
Eli Lilly & Co.	341,444	39,511,900
Johnson & Johnson	629,037	81,177,225
Merck & Co., Inc.	208,586	15,938,056
Mylan N.V. (a)	190,158	5,210,329
Novartis AG	39,486	3,381,912
Pfizer, Inc.	2,343,078	102,275,355
Roche Holding AG	68,596	16,962,024
		$ 314,344,382
Printing & Publishing – 0.2%
Moody's Corp.	65,627	$ 9,190,405
Transcontinental, Inc.	363,906	5,144,584
		$ 14,334,989
Railroad & Shipping – 1.1%
Canadian National Railway Co.	102,402	$ 7,589,012
Union Pacific Corp.	497,372	68,751,732
		$ 76,340,744
Real Estate – 1.2%
Annaly Mortgage Management, Inc., REIT	507,346	$ 4,982,138
EPR Properties, REIT	78,217	5,008,234
Life Storage, Inc., REIT	79,090	7,354,579
Medical Properties Trust, Inc., REIT	1,804,898	29,022,760
Public Storage, Inc., REIT	26,501	5,364,067
Simon Property Group, Inc., REIT	66,392	11,153,192
Store Capital Corp., REIT	698,670	19,779,348
		$ 82,664,318
Restaurants – 0.6%
Aramark	286,142	$ 8,289,534
Starbucks Corp.	388,402	25,013,089
U.S. Foods Holding Corp. (a)	221,322	7,002,628
		$ 40,305,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.2%
Axalta Coating Systems Ltd. (a)	421,105	$ 9,862,279
Methanex Corp.	65,440	3,152,245
		$ 13,014,524
Specialty Stores – 0.7%
Amazon.com, Inc. (a)	23,935	$ 35,949,652
Tractor Supply Co.	80,244	6,695,559
Urban Outfitters, Inc. (a)	194,153	6,445,880
		$ 49,091,091
Telephone Services – 0.4%
Verizon Communications, Inc.	538,334	$ 30,265,137
Tobacco – 1.6%
Altria Group, Inc.	597,478	$ 29,509,439
Japan Tobacco, Inc.	242,100	5,743,802
Philip Morris International, Inc.	1,114,886	74,429,789
		$ 109,683,030
Trucking – 0.2%
United Parcel Service, Inc., “B”	162,654	$ 15,863,645
Utilities - Electric Power – 2.0%
Duke Energy Corp.	387,068	$ 33,403,968
Exelon Corp.	809,211	36,495,416
PPL Corp.	227,091	6,433,488
Public Service Enterprise Group, Inc.	222,014	11,555,829
Southern Co.	539,814	23,708,631
SSE PLC	779,847	10,750,034
WEC Energy Group, Inc.	118,437	8,202,946
Xcel Energy, Inc.	127,747	6,294,095
		$ 136,844,407
Total Common Stocks		$3,904,423,374
Bonds – 43.7%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$2,300,000	$ 2,142,289
L3 Technologies, Inc., 3.85%, 6/15/2023	8,173,000	8,185,212
		$ 10,327,501
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$5,191,000	$ 4,859,852
Asset-Backed & Securitized – 4.1%
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.836% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	$13,305,000	$ 13,165,071
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.694% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	10,945,000	10,790,522
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.42% (LIBOR - 1mo. + 0.98%), 11/14/2035 (z)	13,187,000	13,186,974
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.355% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	9,601,916	9,601,896
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.105% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	3,162,476	2,920,917
BDS Ltd., FLR, 3.855% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	12,606,500	12,388,598
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	14,125,000	14,141,412
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.455% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	2,801,263	2,808,296
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	4,832,002	4,828,729
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	2,697,939	2,662,168
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,945,157
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,753,078
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,222,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	$6,269,840	$ 6,227,058
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	9,017,556	8,861,870
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,532,585
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.656% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,305,000	13,208,140
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.336% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	8,528,000	8,421,605
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.456% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,478,964
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.936% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,919,783
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	3,369,000	3,358,642
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	3,092,000	3,070,357
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.829% (LIBOR - 1mo. + 1.2%), 10/21/2023 (n)	4,954,000	4,928,096
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	887,085	927,598
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,655,752
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	5,548,813	5,446,686
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,170,660
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	3,202,980	3,157,825
Kref Ltd., 2018-FL1, “A”, FLR, 3.402% (LIBOR - 1mo. + 1.1%), 6/15/2036 (z)	6,595,500	6,595,381
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.245% (LIBOR - 3mo. + 0.8%), 1/18/2028 (z)	5,000,000	4,952,800
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,137,348
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	3,861,252
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.244% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,063,015
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.136% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	7,710,000	7,707,104
Neuberger Berman CLO Ltd., FLR, 3.236% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	5,725,000	5,655,607
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,635,220	1,582,882
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	15,244,000	15,206,465
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,390,793
		$ 285,933,634
Automotive – 0.4%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (n)	$7,452,000	$ 7,428,666
General Motors Co., 5.15%, 4/01/2038	2,127,000	1,818,984
General Motors Co., 6.75%, 4/01/2046	3,268,000	3,167,065
General Motors Financial Co., Inc., 3.2%, 7/06/2021	6,388,000	6,239,591
General Motors Financial Co., Inc., 4.35%, 4/09/2025	3,361,000	3,184,692
Lear Corp., 3.8%, 9/15/2027	5,353,000	4,892,531
		$ 26,731,529
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$14,000,000	$ 13,424,873
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,064,000	2,972,399
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,359,000	2,343,480
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,262,671
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,223,615
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	6,306,885
		$ 36,533,923
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$ 3,007,577
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,499,607
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,608,336
		$ 11,115,520
Business Services – 0.1%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$ 1,665,597
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	4,719,000	4,392,492
		$ 6,058,089

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$ 5,292,552
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	8,747,232
		$ 14,039,784
Chemicals – 0.2%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$4,813,000	$ 4,802,525
Sherwin-Williams Co., 2.25%, 5/15/2020	3,168,000	3,119,044
Sherwin-Williams Co., 4.5%, 6/01/2047	3,394,000	3,064,723
		$ 10,986,292
Computer Software – 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$9,857,000	$ 10,362,632
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$ 9,463,979
Apple, Inc., 3.35%, 2/09/2027	6,546,000	6,404,050
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,031,511
		$ 20,899,540
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$2,666,000	$ 2,641,070
United Technologies Corp., 4.625%, 11/16/2048	5,363,000	5,186,256
Wabtec Corp., 4.7%, 9/15/2028	6,210,000	5,827,574
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	1,213,000	1,172,097
		$ 14,826,997
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$ 6,041,280
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	3,336,000	3,152,673
		$ 9,193,953
Consumer Services – 0.3%
Priceline Group, Inc., 2.75%, 3/15/2023	$12,304,000	$ 11,809,070
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,208,331
		$ 21,017,401
Electronics – 0.2%
Broadcom Corp., 3.5%, 1/15/2028	$8,004,000	$ 6,938,800
Intel Corp., 4.1%, 5/11/2047	5,182,000	4,981,052
		$ 11,919,852
Emerging Market Quasi-Sovereign – 0.1%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$5,329,000	$ 5,323,545
Energy - Integrated – 0.2%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$ 1,700,324
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,034,722
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	5,798,333
		$ 12,533,379
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$4,386,000	$ 4,036,158
Financial Institutions – 0.1%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	$4,993,000	$ 4,327,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$ 7,419,014
Conagra Brands, Inc., 5.3%, 11/01/2038	2,212,000	2,092,417
Conagra Brands, Inc., 5.4%, 11/01/2048	2,957,000	2,726,720
Constellation Brands, Inc., 3.5%, 5/09/2027	9,893,000	9,165,659
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	8,886,920
Kraft Heinz Foods Co., 5%, 7/15/2035	2,282,000	2,145,316
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,250,115
		$ 36,686,161
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$ 5,366,451
Marriott International, Inc., 4%, 4/15/2028	6,516,000	6,267,691
		$ 11,634,142
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$ 10,851,993
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	7,663,283
		$ 18,515,276
Insurance - Health – 0.3%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$7,885,000	$ 7,877,552
UnitedHealth Group, Inc., 3.75%, 7/15/2025	9,796,000	9,920,633
		$ 17,798,185
Insurance - Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$ 3,086,632
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	3,881,350
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,523,673
		$ 12,491,655
International Market Quasi-Sovereign – 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$ 7,327,260
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	9,819,197
		$ 17,146,457
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$ 8,193,335
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,456,000	$ 6,379,771
Major Banks – 2.2%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$ 6,389,184
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,153,765
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,077,617
Bank of America Corp., 3.004%, 12/20/2023	4,297,000	4,171,770
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	10,801,491
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,168,904
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	10,194,732
Bank of New York Mellon Corp., 2.6%, 8/17/2020	9,483,000	9,418,993
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,353,000	7,861,416
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	14,428,844
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	15,843,870
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,658,000	3,212,996
Morgan Stanley, 3.125%, 1/23/2023	4,340,000	4,236,583
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,488,374
Morgan Stanley, 4%, 7/23/2025	2,939,000	2,900,766
Morgan Stanley, 3.625%, 1/20/2027	14,924,000	14,191,367
PNC Bank N.A., 2.3%, 6/01/2020	6,621,000	6,530,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	$9,760,000	$ 9,356,196
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,060,698
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	5,628,000	5,488,271
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,812,000	1,787,663
		$ 157,764,379
Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$ 3,615,347
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,124,321
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	6,171,778
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,482,627
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	5,592,847
Life Technologies Corp., 6%, 3/01/2020	3,000,000	3,083,606
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,073,643
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	474,379
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	3,955,432
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	6,743,121
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	10,000,000	9,299,010
		$ 46,616,111
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$ 6,868,200
Medtronic, Inc., 4.375%, 3/15/2035	6,802,000	6,971,306
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	6,797,726
Zimmer Biomet Holdings, Inc., FLR, 3.554% (LIBOR - 3mo. + 0.75%), 3/19/2021	2,923,000	2,895,629
		$ 23,532,861
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$5,964,000	$ 5,856,574
Glencore Funding LLC, 4%, 3/27/2027 (n)	4,355,000	3,969,435
		$ 9,826,009
Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$ 8,886,689
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	800,276
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,195,400
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,655,920
MPLX LP, 4.5%, 4/15/2038	2,748,000	2,402,564
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	7,355,585
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,830,000	9,867,720
		$ 40,164,154
Mortgage-Backed – 13.6%
Fannie Mae, 5.5%, 6/01/2019 - 4/01/2040	$15,877,994	$ 17,035,922
Fannie Mae, 5%, 7/01/2019 - 3/01/2042	11,590,062	12,317,499
Fannie Mae, 4.6%, 9/01/2019	702,047	708,249
Fannie Mae, 2.64%, 4/25/2020	167,470	167,305
Fannie Mae, 4.58%, 1/01/2021	397,042	403,560
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	8,578,064	9,298,971
Fannie Mae, 3.99%, 7/01/2021	512,475	525,345
Fannie Mae, 2.67%, 3/01/2022	871,563	866,600
Fannie Mae, 2.73%, 4/01/2023	627,111	623,638
Fannie Mae, 2.41%, 5/01/2023	951,151	938,706
Fannie Mae, 2.55%, 5/01/2023	894,738	887,929
Fannie Mae, 2.59%, 5/01/2023	939,968	934,273
Fannie Mae, 2.62%, 5/01/2023	625,589	622,537
Fannie Mae, 5.25%, 8/01/2024	958,564	1,029,969
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	108,910,978	109,523,327
Fannie Mae, 2.7%, 7/01/2025	1,007,000	991,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3.43%, 6/01/2026	$1,154,758	$ 1,176,670
Fannie Mae, 4.54%, 7/01/2026	974,699	1,043,881
Fannie Mae, 2.28%, 11/01/2026	1,385,228	1,316,879
Fannie Mae, 2.597%, 12/25/2026	4,588,000	4,366,087
Fannie Mae, 3.95%, 1/01/2027	938,042	981,384
Fannie Mae, 4.01%, 1/01/2029	787,354	831,584
Fannie Mae, 4.96%, 6/01/2030	550,332	611,891
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	3,128,362	3,448,123
Fannie Mae, 3%, 12/01/2031 - 9/01/2048	39,158,157	38,606,852
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	34,365,687	35,985,049
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	98,974,205	101,682,949
Fannie Mae, 2%, 5/25/2044	1,649,872	1,591,302
Fannie Mae, TBA, 2.5%, 1/01/2030	9,025,000	8,814,103
Fannie Mae, TBA, 3%, 1/01/2030	25,700,000	25,644,833
Fannie Mae, TBA, 5%, 1/01/2044	2,500,000	2,619,467
Fannie Mae, TBA, 4%, 1/01/2047	4,300,000	4,384,745
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	6,007,001	6,275,648
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	3,315,363	3,568,620
Freddie Mac, 5.085%, 3/25/2019	5,654,068	5,649,480
Freddie Mac, 5%, 5/01/2019 - 7/01/2041	6,005,722	6,369,269
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	3,696,948	4,004,458
Freddie Mac, 2.456%, 8/25/2019	730,367	727,780
Freddie Mac, 1.869%, 11/25/2019	1,886,996	1,871,176
Freddie Mac, 2.313%, 3/25/2020	608,536	604,094
Freddie Mac, 3.808%, 8/25/2020	5,900,000	5,956,884
Freddie Mac, 3.034%, 10/25/2020	1,769,387	1,768,597
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,208,320
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,426,833
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,629,600
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,233,302
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,051,359
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,073,353
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,479,081
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,479,599
Freddie Mac, 0.882%, 4/25/2024 (i)	11,379,816	430,658
Freddie Mac, 0.508%, 7/25/2024 (i)	40,823,000	1,129,054
Freddie Mac, 0.618%, 7/25/2024 (i)	14,183,217	398,117
Freddie Mac, 0.314%, 8/25/2024 (i)	44,106,000	846,950
Freddie Mac, 0.415%, 8/25/2024 (i)	82,069,286	1,661,936
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,301,444
Freddie Mac, 0.365%, 10/25/2024 (i)	60,191,039	1,088,687
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,023,881
Freddie Mac, 0.275%, 11/25/2024 (i)	44,690,000	742,118
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,612,524
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,761,894
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,268,222
Freddie Mac, 3.151%, 11/25/2025	2,984,000	2,990,075
Freddie Mac, 3.5%, 12/01/2025 - 8/01/2048	83,944,483	84,431,251
Freddie Mac, 2.673%, 3/25/2026	6,105,000	5,918,541
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,504,529
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,344,540
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,301,982
Freddie Mac, 3.224%, 3/25/2027	3,711,000	3,703,840
Freddie Mac, 0.636%, 6/25/2027 (i)	39,273,000	1,963,367
Freddie Mac, 0.752%, 6/25/2027 (i)	12,799,466	675,625
Freddie Mac, 3.117%, 6/25/2027	3,312,000	3,275,448
Freddie Mac, 0.578%, 7/25/2027 (i)	34,264,260	1,440,144
Freddie Mac, 3.194%, 7/25/2027	3,661,000	3,636,606
Freddie Mac, 0.329%, 8/25/2027 (i)	27,934,000	780,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.436%, 8/25/2027 (i)	$18,295,942	$ 584,678
Freddie Mac, 3.244%, 8/25/2027	2,336,000	2,326,904
Freddie Mac, 0.278%, 9/25/2027 (i)	30,183,000	735,849
Freddie Mac, 0.369%, 9/25/2027 - 12/25/2027 (i)	77,830,056	2,210,763
Freddie Mac, 3.187%, 9/25/2027	2,185,000	2,164,758
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	864,798
Freddie Mac, 0.291%, 11/25/2027 (i)	34,157,831	772,664
Freddie Mac, 0.326%, 11/25/2027 (i)	30,453,762	797,800
Freddie Mac, 3.303%, 11/25/2027	803,000	801,822
Freddie Mac, 0.239%, 12/25/2027 (i)	29,308,000	646,274
Freddie Mac, 0.287%, 12/25/2027 (i)	32,765,000	829,115
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,699,252
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,192,216
Freddie Mac, 0.311%, 11/25/2032 (i)	26,277,885	831,099
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,896,520	2,078,514
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	56,086,747	57,354,635
Freddie Mac, 3%, 1/01/2038 - 7/01/2048	76,516,145	74,930,977
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,355,684	3,657,894
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	2,771,246	2,984,435
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	6,663,627	6,979,288
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	915,898	971,318
Ginnie Mae, 4%, 1/20/2041 - 11/20/2048	17,641,110	18,141,205
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2048	82,328,867	82,986,401
Ginnie Mae, 3%, 11/20/2047 - 3/20/2048	72,375,050	71,230,183
Ginnie Mae, 0.659%, 2/16/2059 (i)	21,754,180	1,317,485
Ginnie Mae, TBA, 4.5%, 1/01/2043	13,200,000	13,659,026
		$ 955,339,640
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$2,500,000	$ 2,725,130
Network & Telecom – 0.2%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$ 5,923,382
AT&T, Inc., 5.45%, 3/01/2047	7,845,000	7,671,798
		$ 13,595,180
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$ 7,513,274
Marathon Petroleum Corp., 4.75%, 9/15/2044	5,246,000	4,630,752
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	7,408,418
		$ 19,552,444
Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$ 5,027,904
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,045,472
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	4,984,285
Capital One Financial Corp., 2.5%, 5/12/2020	6,335,000	6,252,122
Capital One Financial Corp., 3.75%, 3/09/2027	7,855,000	7,299,624
		$ 28,609,407
Pharmaceuticals – 0.1%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$ 1,369,524
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	2,083,000	2,045,073
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,771,058
Takeda Pharmaceutical Co. Ltd., 5%, 11/26/2028 (n)	616,000	629,533
		$ 7,815,188
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$ 4,190,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Dollar Tree, Inc., 4%, 5/15/2025	$3,262,000	$ 3,137,296
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	1,938,631
Home Depot, Inc., 3.9%, 6/15/2047	4,506,000	4,257,446
		$ 9,333,373
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$ 3,613,513
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,511,446
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	5,867,408
Crown Castle International Corp., 3.65%, 9/01/2027	9,353,000	8,675,552
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,374,958
		$ 24,042,877
Tobacco – 0.1%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$6,137,000	$ 6,044,357
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$ 7,940,865
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$102,002	$ 104,307
Small Business Administration, 4.77%, 4/01/2024	380,301	391,303
Small Business Administration, 5.18%, 5/01/2024	561,621	578,421
Small Business Administration, 5.52%, 6/01/2024	246,499	256,507
Small Business Administration, 4.99%, 9/01/2024	587,637	607,890
Small Business Administration, 4.95%, 3/01/2025	469,601	484,967
		$ 2,423,395
U.S. Treasury Obligations – 14.3%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$ 1,860,181
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,191,071
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,474,761
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	5,961,331
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	33,261,176
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,221,545
U.S. Treasury Bonds, 3.5%, 2/15/2039	40,214,000	44,045,613
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,223,126
U.S. Treasury Bonds, 2.875%, 5/15/2043	152,886,900	149,517,355
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	4,823,946
U.S. Treasury Bonds, 3%, 11/15/2045	3,542,000	3,541,062
U.S. Treasury Bonds, 2.875%, 11/15/2046	44,148,000	43,002,786
U.S. Treasury Notes, 1%, 6/30/2019	47,025,000	46,672,313
U.S. Treasury Notes, 1.625%, 6/30/2019	101,395,000	100,935,554
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	55,816,911
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	101,066,670
U.S. Treasury Notes, 1.75%, 11/30/2021	122,888,000	120,404,046
U.S. Treasury Notes, 1.75%, 9/30/2022	176,923,000	172,255,014
U.S. Treasury Notes, 1.625%, 5/31/2023	71,854,000	69,224,267
U.S. Treasury Notes, 2.5%, 8/15/2023	30,564,000	30,553,786
U.S. Treasury Notes, 3%, 10/31/2025	4,200,000	4,310,595
		$ 1,004,363,109
Utilities - Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$ 3,600,188
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,448,311
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	6,677,000	6,373,434
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,865,208
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,243,745
Oncor Electric Delivery Co., 5.75%, 3/15/2029 (z)	4,555,000	5,319,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL Capital Funding, Inc., 5%, 3/15/2044	$1,773,000	$ 1,809,552
PPL Corp., 3.4%, 6/01/2023	4,920,000	4,867,363
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,075,529
Southern Co., 2.15%, 9/01/2019	7,000,000	6,957,118
		$ 47,559,962
Total Bonds		$3,061,310,571
Convertible Preferred Stocks – 0.2%
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%	178,384	$ 8,985,202
NextEra Energy, Inc., 6.123%	62,103	3,579,617
Total Convertible Preferred Stocks		$ 12,564,819
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	151,219	$ 4,313,523
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.4% (v)	70,760,838	$ 70,753,762

Other Assets, Less Liabilities – (0.7)%		(48,626,930)
Net Assets – 100.0%		$7,004,739,119
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $70,753,762 and $6,982,612,287, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $189,519,345, representing 2.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.836% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	$13,305,000	$13,165,071
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.694% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	10,945,000	10,790,522
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.42% (LIBOR - 1mo. + 0.98%), 11/14/2035	10/30/18	13,187,000	13,186,974
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.355% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18	9,601,916	9,601,896
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.105% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	3,162,476	2,920,917
BDS Ltd., FLR, 3.855% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18-10/29/18	12,615,551	12,388,598
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.455% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	2,801,263	2,808,296
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	4,831,857	4,828,729
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.336% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	8,528,000	8,421,605
Kref Ltd., 2018-FL1, “A”, FLR, 3.402% (LIBOR - 1mo. + 1.1%), 6/15/2036	11/07/18	6,595,500	6,595,381
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.245% (LIBOR - 3mo. + 0.8%), 1/18/2028	1/18/18	5,000,000	4,952,800
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.136% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	7,710,000	7,707,104
Neuberger Berman CLO Ltd., FLR, 3.236% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	5,706,872	5,655,607
Oncor Electric Delivery Co., 5.75%, 3/15/2029	6/08/04	4,699,661	5,319,514
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,325,338	5,323,545

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	$7,090,973	$7,060,698
Total Restricted Securities			$120,727,257
% of Net assets			1.7%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,567,561,663	$—	$—	$3,567,561,663
United Kingdom	99,567,681	—	—	99,567,681
Switzerland	—	70,531,917	—	70,531,917
Japan	—	40,231,192	—	40,231,192
France	36,870,345	—	—	36,870,345
Taiwan	24,810,570	—	—	24,810,570
Canada	22,665,716	—	—	22,665,716
Germany	16,015,750	—	—	16,015,750
Norway	—	12,992,869	—	12,992,869
Other Countries	25,740,490	4,313,523	—	30,054,013
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,006,786,504	—	1,006,786,504
Non-U.S. Sovereign Debt	—	22,470,001	—	22,470,001
Municipal Bonds	—	8,193,335	—	8,193,335
U.S. Corporate Bonds	—	650,796,871	—	650,796,871
Residential Mortgage-Backed Securities	—	957,850,120	—	957,850,120
Commercial Mortgage-Backed Securities	—	160,886,628	—	160,886,628
Asset-Backed Securities (including CDOs)	—	122,536,526	—	122,536,526
Foreign Bonds	—	131,790,586	—	131,790,586
Mutual Funds	70,753,762	—	—	70,753,762
Total	$3,863,985,977	$3,189,380,072	$—	$7,053,366,049
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	171,206,200	200,322,465	(300,767,827)	70,760,838
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5,684	$(4,346)	$—	$594,385	$70,753,762

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2019

*	Print name and title of each signing officer under his or her signature.